Earnings Per Share (Schedule Of Basic Earnings Per Common Share) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed earnings									$ 39,349	$ 38,681	$ 35,772
Undistributed earnings									35,603	13,869	12,073
Total earnings to common shareholders									74,952	52,550	47,845
Distributed earnings									$ 1.36	$ 1.38	$ 1.42
Undistributed earnings									$ 1.23	$ 0.50	$ 0.48
Total earnings per common share - Basic	$ 0.79	$ 0.73	$ 0.43	$ 0.66	$ 0.59	$ 0.55	$ 0.19	$ 0.54	$ 2.59	$ 1.88	$ 1.90
Unvested Restricted Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributed earnings									758	727	733
Undistributed earnings									685	261	248
Total earnings allocated to restricted stock									$ 1,443	$ 988	$ 981
Distributed earnings									$ 1.37	$ 1.50	$ 1.47
Undistributed earnings									$ 1.24	$ 0.54	$ 0.50
Total earnings per common share - Basic									$ 2.61	$ 2.04	$ 1.97